Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Short-term deposits
Short-term deposits total	€ 13,925,926	€ 3,422
Cash at banks
Cash at banks total	5,590,033	16,261,932
Total cash and cash equivalents	19,515,959	16,265,354
Deposits Held in U.S. Dollars [Member]
Short-term deposits
Short-term deposits total	7,825,926	3,422
Cash at banks
Cash at banks total	3,340,889	8,645,014
Deposits Held in Euros [Member]
Short-term deposits
Short-term deposits total	6,100,000
Cash at banks
Cash at banks total	€ 2,249,144	€ 7,616,918